Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 18,006	$ 32,868	$ 29,373	$ 30,477
Restricted cash	24,971	25,828
Amounts due from affiliate	4,378	4,239
Derivative financial instruments	(18,493)	(10,767)
Advances (shareholder loans) to joint ventures	10,323	13,991
Current amounts due to owners and affiliates	(9,569)	(10,604)
Loans and promissory notes due to owners and affiliates	0	(287)
Long Term Debt	(347,781)	(362,843)
Seller’s credit note	47,000	47,000
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(173,225)	(181,527)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(174,556)	(181,316)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	18,006	32,868
Restricted cash	24,971	25,828
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,378	4,239
Derivative financial instruments	(18,493)	(10,767)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	10,549	14,329
Current amounts due to owners and affiliates	(9,569)	(10,604)
Loans and promissory notes due to owners and affiliates	0	(287)
Seller’s credit note	(47,000)	(47,000)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(192,051)	(202,017)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	$ (173,810)	$ (181,364)